Securitisations - Transfers of financial assets that do not result in derecognition (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	£ 200,367	£ 184,537
Associated liabilities	(113,949)	(97,494)
Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	5,176	1,303
Assets fair value	5,613	1,423
Associated liabilities	(1,433)	(1,225)
Liabilities fair value	(1,356)	(1,219)
Financial assets at amortised cost
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets that entity continues to recognise to extent of continuing involvement	828	249
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	4,846	1,262
Assets fair value	5,283	1,382
Associated liabilities	(1,433)	(1,225)
Liabilities fair value	(1,356)	(1,219)
Mortgage Loans | Financial assets at fair value through the income statement | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	330	41
Assets fair value	330	41
Associated liabilities	0	0
Liabilities fair value	£ 0	£ 0